Schedule of Investments (unaudited)	iShares® ESG MSCI EM Leaders ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.8%
Atacadao SA	280	$523
Banco Santander Brasil SA	7,716	43,498
CCR SA	16,842	45,049
Cia. de Saneamento Basico do Estado de Sao Paulo	6,301	65,267
Cosan SA	20,312	60,055
Energisa SA	4,250	36,893
Equatorial Energia SA	16,923	93,900
Equatorial Energia SA	262	1,454
Hapvida Participacoes e Investimentos SA(a)(b)	93,392	73,450
Klabin SA	13,986	57,837
Localiza Rent a Car SA	11,376	139,114
Localiza Rent a Car SA(b)	50	606
Lojas Renner SA	16,062	61,578
Natura & Co. Holding SA	18,053	49,427
Petro Rio SA(b)	12,942	87,219
Raia Drogasil SA	19,495	108,861
Rede D’Or Sao Luiz SA(a)	9,543	54,550
Rumo SA	22,959	94,220
Telefonica Brasil SA	6,991	55,120
Tim SA	13,213	36,358
TOTVS SA	10,320	58,503
Ultrapar Participacoes SA	14,024	46,799
WEG SA	25,764	190,997
		1,461,278
Cayman Islands — 0.1%
Zai Lab Ltd.(b)	12,600	41,595

Chile — 0.4%
Cencosud SA	24,829	46,899
Empresas CMPC SA	18,964	32,427
Empresas COPEC SA	7,104	51,307
Enel Americas SA	411,223	53,022
Falabella SA	12,810	28,229
		211,884
China — 30.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,200	14,703
3SBio Inc.(a)	25,000	25,324
AAC Technologies Holdings Inc.	16,500	33,829
Agricultural Bank of China Ltd., Class A	79,700	39,417
Agricultural Bank of China Ltd., Class H	456,000	171,791
Air China Ltd., Class A(b)	7,400	9,065
Air China Ltd., Class H(b)	28,000	21,283
Alibaba Group Holding Ltd.(b)	251,816	2,506,166
Alibaba Health Information Technology Ltd.(b)	78,000	46,298
Angel Yeast Co. Ltd., Class A	800	4,091
Anjoy Foods Group Co. Ltd., Class A	300	6,490
Baidu Inc., Class A(b)	37,600	577,316
BBMG Corp., Class A	12,000	3,677
Beijing Capital International Airport Co. Ltd., Class H(b)	32,000	22,325
Beijing Enterprises Water Group Ltd.	84,000	20,602
Beijing Tongrentang Co. Ltd., Class A	1,300	11,067
BOC Aviation Ltd.(a)	3,800	27,902
Bosideng International Holdings Ltd.	60,000	24,903
BYD Co. Ltd., Class A	1,900	67,907
BYD Co. Ltd., Class H	16,500	498,258
By-health Co. Ltd., Class A	1,500	4,799
CECEP Wind Power Corp, Class A	8,510	4,604
Security	Shares	Value

China (continued)
Chengxin Lithium Group Co. Ltd., Class A	1,400	$5,944
China Baoan Group Co. Ltd., Class A	2,900	4,929
China Communications Services Corp. Ltd., Class H	48,000	22,828
China Conch Venture Holdings Ltd.	30,000	37,685
China Construction Bank Corp., Class H	1,601,000	1,024,129
China Eastern Airlines Corp. Ltd., Class A(b)	9,600	6,300
China Everbright Environment Group Ltd.	76,000	29,707
China Feihe Ltd.(a)	67,000	38,967
China Jinmao Holdings Group Ltd.	92,000	13,159
China Jushi Co. Ltd., Class A	3,878	7,426
China Lesso Group Holdings Ltd.	29,000	19,175
China Literature Ltd.(a)(b)	6,200	23,437
China Medical System Holdings Ltd.	24,000	33,789
China Mengniu Dairy Co. Ltd.	49,000	190,446
China Merchants Bank Co. Ltd., Class A	22,800	103,496
China Merchants Bank Co. Ltd., Class H	65,000	302,260
China Overseas Land & Investment Ltd.	67,000	135,966
China Resources Cement Holdings Ltd.	52,000	18,938
China Resources Gas Group Ltd.	17,600	57,945
China Resources Land Ltd.	50,000	187,148
China Resources Pharmaceutical Group Ltd.(a)	24,500	23,497
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	800	7,342
China Ruyi Holdings Ltd.(b)	112,000	25,033
China Southern Airlines Co. Ltd., Class A(b)	12,000	10,574
China Southern Airlines Co. Ltd., Class H(b)	28,000	16,126
China Three Gorges Renewables Group Co. Ltd., Class A	30,000	22,879
China Tourism Group Duty Free Corp. Ltd., Class A	1,800	31,133
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)	1,300	20,686
China Vanke Co. Ltd., Class A	10,800	21,646
China Vanke Co. Ltd., Class H	37,100	49,007
Chow Tai Fook Jewellery Group Ltd.	30,600	54,162
CITIC Ltd.	97,000	111,990
CMOC Group Ltd., Class A	17,000	12,528
CMOC Group Ltd., Class H	72,000	37,651
Contemporary Amperex Technology Co. Ltd., Class A	4,740	147,412
COSCO SHIPPING Holdings Co. Ltd., Class A	14,600	21,415
COSCO SHIPPING Holdings Co. Ltd., Class H	57,500	50,668
Country Garden Services Holdings Co. Ltd.	38,000	44,298
CSPC Pharmaceutical Group Ltd.	149,360	130,128
Dali Foods Group Co. Ltd.(a)	42,500	14,176
Ecovacs Robotics Co. Ltd., Class A	600	5,837
ENN Energy Holdings Ltd.	12,200	142,078
ENN Natural Gas Co. Ltd., Class A	3,150	8,566
Far East Horizon Ltd.	25,000	20,948
Fosun International Ltd.	41,000	27,041
Ganfeng Lithium Co. Ltd., Class H(a)	7,640	48,359
Ganfeng Lithium Group Co. Ltd., Class A	1,520	13,269
Geely Automobile Holdings Ltd.	94,000	109,360
GEM Co. Ltd., Class A	5,400	5,066
Genscript Biotech Corp.(b)	18,000	39,911
Ginlong Technologies Co. Ltd., Class A(b)	400	5,609
Greentown China Holdings Ltd.	15,500	14,549
Greentown Service Group Co. Ltd.	24,000	12,981
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,600	8,075
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	700	6,795
Haier Smart Home Co. Ltd., Class A	5,900	17,806
Haier Smart Home Co. Ltd., Class H	38,000	108,946
Haitian International Holdings Ltd.	9,000	20,436

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	1,900	$14,243
Hansoh Pharmaceutical Group Co. Ltd.(a)	20,000	33,288
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,500	12,093
Huadong Medicine Co. Ltd., Class A	1,600	8,757
Huatai Securities Co. Ltd., Class A	8,400	15,966
Huatai Securities Co. Ltd., Class H(a)	21,400	26,772
Industrial & Commercial Bank of China Ltd., Class A	58,900	39,971
Industrial & Commercial Bank of China Ltd., Class H	941,000	503,520
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,700	27,157
Jafron Biomedical Co. Ltd., Class A	700	2,719
JD.com Inc., Class A	39,050	627,856
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,800	9,488
Jiangsu Expressway Co. Ltd., Class H	20,000	19,350
Jiangsu GoodWe Power Supply Technology Co. Ltd.,
Class A, NVS	121	3,964
Jiangsu Hengrui Medicine Co. Ltd., Class A	6,000	38,400
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,400	6,936
Jiumaojiu International Holdings Ltd.(a)	15,000	25,669
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	800	4,081
Kanzhun Ltd., ADR(b)	2,790	38,697
Kingdee International Software Group Co. Ltd.(b)	49,000	65,140
Koolearn Technology Holding Ltd.(a)(b)	6,000	22,259
Kuaishou Technology(a)(b)	36,200	245,018
Kunlun Energy Co. Ltd.	70,000	55,835
Lenovo Group Ltd.(c)	126,000	118,447
Li Auto Inc., Class A(b)	18,704	271,401
Longfor Group Holdings Ltd.(a)	33,000	63,550
Microport Scientific Corp.(b)(c)	12,500	21,502
Ming Yang Smart Energy Group Ltd., Class A	2,500	6,168
MINISO Group Holding Ltd., ADR	1,479	22,481
NetEase Inc.	32,800	557,890
NIO Inc., ADR(b)	21,379	160,984
Nongfu Spring Co. Ltd., Class H(a)	27,600	148,037
Ovctek China Inc., Class A	1,160	4,557
Pharmaron Beijing Co. Ltd., Class A	1,100	7,143
Pharmaron Beijing Co. Ltd., Class H(a)	3,600	13,296
Ping An Healthcare and Technology Co. Ltd.(a)(b)	12,500	28,915
Pop Mart International Group Ltd.(a)	10,800	23,746
Postal Savings Bank of China Co. Ltd., Class A	29,057	20,981
Postal Savings Bank of China Co. Ltd., Class H(a)	149,000	93,618
Pylon Technologies Co. Ltd., Class A, NVS	176	4,885
SF Holding Co. Ltd., Class A	5,200	34,626
Shandong Nanshan Aluminum Co. Ltd., Class A	13,700	5,794
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	44,800	66,150
Shanghai Electric Group Co. Ltd., Class A(b)	15,800	10,721
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,600	11,390
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,000	21,790
Shanghai M&G Stationery Inc., Class A	800	4,779
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,300	14,168
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	16,300	32,485
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,595	7,952
Shenzhen Inovance Technology Co. Ltd., Class A	1,350	11,213
Shenzhen International Holdings Ltd.	30,000	23,783
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,300	54,974
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,400	3,537
Sino Biopharmaceutical Ltd.	194,000	92,483
Sinopharm Group Co. Ltd., Class H	24,400	79,985
Skshu Paint Co. Ltd., Class A(b)	300	3,769
Security	Shares	Value

China (continued)
Sungrow Power Supply Co. Ltd., Class A	1,600	$24,757
TCL Technology Group Corp., Class A	17,600	9,545
Tencent Holdings Ltd.	62,300	2,465,480
Tongcheng Travel Holdings Ltd.(b)	23,200	46,311
Topchoice Medical Corp., Class A(b)	500	7,432
Uni-President China Holdings Ltd.	25,000	21,727
Vinda International Holdings Ltd.	6,000	14,443
Vipshop Holdings Ltd., ADR(b)	5,458	78,159
Want Want China Holdings Ltd.	87,000	58,231
Weichai Power Co. Ltd., Class A	7,300	11,859
Weichai Power Co. Ltd., Class H	34,000	46,163
WuXi AppTec Co. Ltd., Class A	2,692	24,602
WuXi AppTec Co. Ltd., Class H(a)	6,360	52,311
Wuxi Biologics Cayman Inc.(a)(b)	63,500	325,106
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,300	5,047
XPeng Inc.(b)	15,100	59,845
Yadea Group Holdings Ltd.(a)	20,000	39,859
Yihai International Holding Ltd.	8,000	17,750
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	7,908
Yum China Holdings Inc.	6,973	393,696
Yunnan Baiyao Group Co. Ltd., Class A	2,440	18,464
Yunnan Energy New Material Co. Ltd., Class A(b)	800	10,220
Zangge Mining Co. Ltd., Class A	1,600	5,166
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	600	25,645
Zhejiang Chint Electrics Co. Ltd., Class A	2,900	10,650
Zhejiang Expressway Co. Ltd., Class H	22,000	16,294
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,810	11,764
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	3,677
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,800	4,888
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,600	6,765
ZTO Express Cayman Inc., ADR	6,485	163,681
		15,755,298
Colombia — 0.1%
Bancolombia SA	5,002	31,248
Interconexion Electrica SA ESP	7,910	31,285
		62,533
Czech Republic — 0.1%
Komercni Banka AS	1,517	45,225
Moneta Money Bank AS(a)	7,262	25,914
		71,139
Egypt — 0.1%
Commercial International Bank Egypt SAE	36,001	60,867

Greece — 0.5%
Alpha Services and Holdings SA(b)	36,152	53,618
Eurobank Ergasias Services and Holdings SA, Class A(b)	39,648	61,975
Hellenic Telecommunications Organization SA	3,046	46,624
Motor Oil Hellas Corinth Refineries SA	1,037	26,736
Mytilineos SA	1,605	50,554
Terna Energy SA	863	18,623
		258,130
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	7,303	59,458
OTP Bank Nyrt	4,184	130,442
Richter Gedeon Nyrt	1,792	45,105
		235,005
India — 14.5%
ABB India Ltd.	722	36,007

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Green Energy Ltd.(b)	5,454	$64,254
Asian Paints Ltd.	5,886	226,773
AU Small Finance Bank Ltd.(a)	2,572	24,153
Axis Bank Ltd.	33,844	373,498
Bajaj Finance Ltd.	4,543	383,829
Berger Paints India Ltd.	4,543	35,666
Bharti Airtel Ltd.	37,191	382,061
Britannia Industries Ltd.	1,881	105,847
Colgate-Palmolive India Ltd.	2,078	39,940
Dabur India Ltd.	10,890	73,033
DLF Ltd.	9,490	54,475
Eicher Motors Ltd.	2,400	106,406
GAIL India Ltd.	44,141	55,877
Grasim Industries Ltd.	4,882	101,221
Havells India Ltd.	4,513	71,248
HCL Technologies Ltd.	14,541	200,887
Hero MotoCorp Ltd.	2,143	71,414
Hindalco Industries Ltd.	18,888	92,480
Hindustan Unilever Ltd.	13,713	441,920
ICICI Prudential Life Insurance Co. Ltd.(a)	5,542	31,175
Indian Hotels Co. Ltd. (The)	12,914	60,830
Indraprastha Gas Ltd.	6,064	35,180
Info Edge India Ltd.	1,385	68,067
Infosys Ltd.	55,341	879,757
Kotak Mahindra Bank Ltd.	18,130	440,411
Lupin Ltd.	3,649	35,439
Mahindra & Mahindra Ltd.	15,904	253,241
Marico Ltd.	8,737	57,293
Nestle India Ltd.	563	147,412
PI Industries Ltd.	1,417	61,914
Reliance Industries Ltd.	50,767	1,513,611
Shree Cement Ltd.	187	56,824
Shriram Transport Finance Co. Ltd.	3,746	63,305
Siemens Ltd.	1,315	56,372
Tata Consultancy Services Ltd.	15,254	605,569
Torrent Pharmaceuticals Ltd.	1,585	35,171
TVS Motor Co. Ltd.	3,643	57,367
UPL Ltd.	9,325	77,116
Zomato Ltd.(b)	61,850	51,525
		7,528,568
Indonesia — 2.6%
Aneka Tambang Tbk	148,800	18,796
Bank Central Asia Tbk PT	925,000	558,170
Bank Rakyat Indonesia Persero Tbk PT	966,700	359,530
Barito Pacific Tbk PT	463,684	23,498
Indah Kiat Pulp & Paper Tbk PT	7,200	3,311
Kalbe Farma Tbk PT	368,400	49,893
Merdeka Copper Gold Tbk PT(b)	211,657	42,328
Sarana Menara Nusantara Tbk PT	318,500	21,035
Telkom Indonesia Persero Tbk PT	829,500	223,953
Unilever Indonesia Tbk PT	132,500	40,029
		1,340,543
Kuwait — 0.6%
Kuwait Finance House KSCP	135,407	311,006

Malaysia — 2.2%
AMMB Holdings Bhd	38,800	30,585
Axiata Group Bhd	50,400	30,334
CIMB Group Holdings Bhd	98,200	102,508
Dialog Group Bhd	52,900	24,757
Security	Shares	Value

Malaysia (continued)
DiGi.Com Bhd	55,900	$54,136
Gamuda Bhd	21,700	20,875
HAP Seng Consolidated Bhd	1,200	941
Hong Leong Financial Group Bhd	3,600	13,509
IHH Healthcare Bhd	30,300	37,876
Kuala Lumpur Kepong Bhd	7,600	34,364
Malayan Banking Bhd	85,700	160,568
Malaysia Airports Holdings Bhd	12,863	19,253
Maxis Bhd	41,800	37,216
MISC Bhd	22,100	34,927
MR DIY Group M Bhd(a)	51,500	17,518
Nestle Malaysia Bhd	1,000	29,033
Petronas Dagangan Bhd	4,900	22,422
Petronas Gas Bhd	13,800	50,051
PPB Group Bhd	11,000	38,752
Press Metal Aluminium Holdings Bhd	65,300	65,146
Public Bank Bhd	223,500	184,434
QL Resources Bhd	20,200	24,290
RHB Bank Bhd	26,600	30,829
Sime Darby Bhd	50,800	22,762
Telekom Malaysia Bhd	21,100	23,287
Top Glove Corp. Bhd(b)	119,300	29,423
		1,139,796
Mexico — 3.6%
America Movil SAB de CV, Series B, NVS	527,100	562,590
Arca Continental SAB de CV	8,200	82,899
Cemex SAB de CV, NVS(b)	232,569	139,891
Fomento Economico Mexicano SAB de CV	32,400	326,253
Gruma SAB de CV, Class B	3,620	55,639
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,610	101,110
Grupo Bimbo SAB de CV, Series A	23,200	124,020
Grupo Financiero Banorte SAB de CV, Class O	43,300	347,081
Grupo Televisa SAB, CPO	42,500	40,701
Industrias Penoles SAB de CV(b)	2,655	40,627
Orbia Advance Corp. SAB de CV	17,800	36,950
		1,857,761
Peru — 0.3%
Credicorp Ltd.	1,037	134,240

Philippines — 0.6%
Ayala Corp.	4,700	55,207
JG Summit Holdings Inc.	43,928	37,542
PLDT Inc.	1,180	25,214
SM Investments Corp.	4,360	72,100
SM Prime Holdings Inc.	155,100	90,269
Universal Robina Corp.	14,880	37,200
		317,532
Poland — 1.1%
Allegro.eu SA (a)(b)	6,018	50,472
CD Projekt SA	1,349	38,643
KGHM Polska Miedz SA	2,535	62,851
mBank SA(b)	232	19,326
Polski Koncern Naftowy ORLEN SA	8,908	126,835
Powszechna Kasa Oszczednosci Bank Polski SA	16,051	121,819
Powszechny Zaklad Ubezpieczen SA	10,815	98,614
Santander Bank Polska SA	619	49,330
		567,890
Qatar — 0.8%
Qatar Fuel QSC	9,092	39,554

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar Gas Transport Co. Ltd.	42,642	$46,229
Qatar National Bank QPSC	77,998	342,552
		428,335
Russia — 0.0%
Gazprom PJSC(d)	244,340	30
LUKOIL PJSC(d)	8,544	1
Mobile TeleSystems PJSC(d)	18,946	2
Moscow Exchange MICEX-RTS PJSC(b)(d)	30,360	4
Novatek PJSC(d)	18,630	2
Novolipetsk Steel PJSC(b)(d)	31,136	4
PhosAgro PJSC(d)	910	—
PhosAgro PJSC, New(d)	18	—
Polymetal International PLC(b)(d)	7,120	1
Polyus PJSC(b)(d)	698	—
		44
Saudi Arabia — 2.5%
ACWA Power Co.	1,488	59,170
Alinma Bank	15,295	133,140
Bank AlBilad	9,245	91,688
Dr Sulaiman Al Habib Medical Services Group Co.	1,611	114,707
National Industrialization Co.(b)	5,115	20,019
Sahara International Petrochemical Co.	5,511	52,307
Saudi Arabian Oil Co.(a)	44,388	372,581
Saudi Basic Industries Corp.	15,007	352,618
Saudi Electricity Co.	15,105	86,896
Savola Group (The)	4,084	39,089
		1,322,215
South Africa — 5.4%
Absa Group Ltd.	14,136	110,607
Anglo American Platinum Ltd.	996	57,296
Aspen Pharmacare Holdings Ltd.	6,825	59,366
Bid Corp. Ltd.	5,865	124,925
Bidvest Group Ltd. (The)	5,070	61,147
Capitec Bank Holdings Ltd.	1,452	99,408
Clicks Group Ltd.	4,204	49,995
Discovery Ltd.(b)	9,066	60,887
FirstRand Ltd.	84,184	258,161
Foschini Group Ltd. (The)	5,166	21,960
Gold Fields Ltd.	13,712	207,894
Growthpoint Properties Ltd.	61,284	36,331
Impala Platinum Holdings Ltd.	14,274	114,606
Kumba Iron Ore Ltd.	1,112	24,449
MTN Group Ltd.	28,278	174,913
MultiChoice Group	5,165	25,690
Naspers Ltd., Class N	3,268	492,989
Nedbank Group Ltd.	7,676	81,035
NEPI Rockcastle NV	7,952	45,424
Northam Platinum Holdings Ltd.(b)	6,342	52,206
Old Mutual Ltd.	90,302	48,863
Sanlam Ltd.	30,747	80,927
Sasol Ltd.	9,520	111,317
Shoprite Holdings Ltd.	8,794	87,193
Sibanye Stillwater Ltd.	40,295	71,543
Standard Bank Group Ltd.	20,605	158,442
Vodacom Group Ltd.	11,271	63,086
Woolworths Holdings Ltd.	14,896	44,948
		2,825,608
South Korea — 7.8%
Amorepacific Corp.	529	41,621
Security	Shares	Value

South Korea (continued)
BGF retail Co. Ltd.	145	$20,823
Celltrion Healthcare Co. Ltd.	1,609	89,572
CJ CheilJedang Corp.	144	33,611
CJ Corp.	224	14,943
Coway Co. Ltd.	1,009	36,600
Doosan Bobcat Inc.	914	36,767
Hana Financial Group Inc.	4,541	141,656
Hanon Systems	2,916	20,608
Hanwha Solutions Corp.(b)	1,743	58,671
HD Hyundai Co. Ltd.	678	29,168
HMM Co. Ltd.	4,696	62,725
Hyundai Engineering & Construction Co. Ltd.	1,418	40,856
Hyundai Glovis Co. Ltd.	327	41,602
Hyundai Mipo Dockyard Co. Ltd.(b)	426	23,908
Kakao Corp.	4,787	202,548
KB Financial Group Inc.	5,961	214,960
Korea Zinc Co. Ltd.	153	55,380
Korean Air Lines Co. Ltd.	3,246	53,965
Kumho Petrochemical Co. Ltd.	275	26,293
LG Chem Ltd.	824	429,443
LG Corp.	1,638	106,232
LG Display Co. Ltd.(b)	4,034	47,792
LG Electronics Inc.	1,897	175,299
LG H&H Co. Ltd.	169	67,016
LG Uplus Corp.	3,339	28,277
Lotte Chemical Corp.	361	45,288
Mirae Asset Securities Co. Ltd.	4,251	23,381
NAVER Corp.	2,188	328,439
NCSoft Corp.	238	57,533
Netmarble Corp.(a)(b)	496	20,905
POSCO Future M Co. Ltd.	498	131,162
Samsung Engineering Co. Ltd.(b)	2,794	59,540
Samsung SDI Co. Ltd.	917	495,363
Samsung SDS Co. Ltd.	676	63,285
Samsung Securities Co. Ltd.	1,155	31,966
Shinhan Financial Group Co. Ltd.	6,589	173,603
SK Biopharmaceuticals Co. Ltd.(b)	569	31,500
SK Bioscience Co. Ltd.(b)	419	26,171
SK IE Technology Co. Ltd.(a)(b)	513	34,209
SK Inc.	648	81,916
SK Innovation Co. Ltd.(b)	997	141,910
SK Square Co. Ltd.(b)	1,519	52,817
SKC Co. Ltd.	389	27,799
Woori Financial Group Inc.	9,602	86,579
Yuhan Corp.	901	40,279
		4,053,981
Taiwan — 15.1%
Acer Inc.	54,000	54,124
Airtac International Group	2,000	64,470
AUO Corp.	112,600	64,407
Cathay Financial Holding Co. Ltd.	153,650	221,047
China Airlines Ltd.	51,000	36,748
China Steel Corp.	207,000	195,200
Chunghwa Telecom Co. Ltd.	63,000	258,441
CTBC Financial Holding Co. Ltd.	294,000	232,130
Delta Electronics Inc.	32,000	328,607
E.Sun Financial Holding Co. Ltd.	223,701	188,303
Eva Airways Corp.	42,000	46,262
Evergreen Marine Corp. Taiwan Ltd.	17,800	88,338
Far Eastern New Century Corp.	55,000	57,742

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Far EasTone Telecommunications Co. Ltd.	27,000	$67,419
First Financial Holding Co. Ltd.	162,550	148,528
Fubon Financial Holding Co. Ltd.	123,990	244,858
Hotai Motor Co. Ltd.	5,000	130,741
Hua Nan Financial Holdings Co. Ltd.	154,650	111,849
Lite-On Technology Corp.	28,000	81,100
MediaTek Inc.	25,000	614,340
Mega Financial Holding Co. Ltd.	185,500	215,792
momo.com Inc.	1,200	27,205
Nan Ya Plastics Corp.	79,000	199,652
President Chain Store Corp.	10,000	90,921
SinoPac Financial Holdings Co. Ltd.	194,236	109,264
Taishin Financial Holding Co. Ltd.	186,800	111,445
Taiwan Cement Corp.	109,792	135,299
Taiwan Cooperative Financial Holding Co. Ltd.	151,880	138,059
Taiwan High Speed Rail Corp.	32,000	33,861
Taiwan Mobile Co. Ltd.	29,000	97,645
Taiwan Semiconductor Manufacturing Co. Ltd.	153,000	2,768,968
Uni-President Enterprises Corp.	81,000	195,699
United Microelectronics Corp.	188,000	314,671
Voltronic Power Technology Corp.	1,000	62,929
Wan Hai Lines Ltd.	10,260	19,300
Yang Ming Marine Transport Corp.	30,000	59,198
		7,814,562
Thailand — 3.0%
Advanced Info Service PCL, NVDR	21,000	127,310
Airports of Thailand PCL, NVDR(b)	71,500	145,301
Asset World Corp. PCL, NVDR	152,000	21,474
B Grimm Power PCL, NVDR	15,100	16,236
Bangkok Dusit Medical Services PCL, NVDR	180,800	146,578
Berli Jucker PCL, NVDR	22,200	23,103
BTS Group Holdings PCL, NVDR	147,400	30,067
Bumrungrad Hospital PCL, NVDR	10,500	67,228
Central Retail Corp. PCL, NVDR	30,200	36,448
Charoen Pokphand Foods PCL, NVDR	66,500	38,384
CP ALL PCL, NVDR	89,600	164,061
Delta Electronics Thailand PCL, NVDR	47,900	136,267
Energy Absolute PCL, NVDR	32,000	59,699
Home Product Center PCL, NVDR	102,300	40,536
Indorama Ventures PCL, NVDR	31,400	28,632
Intouch Holdings PCL, NVDR	19,300	41,424
Kasikornbank PCL, NVDR	9,900	36,841
Minor International PCL, NVDR	57,900	56,103
Osotspa PCL, NVDR	27,700	23,073
PTT Exploration & Production PCL, NVDR	24,300	97,302
PTT Global Chemical PCL, NVDR	42,300	42,804
PTT Oil & Retail Business PCL, NVDR	53,100	30,505
SCG Packaging PCL, NVDR	23,300	26,252
Siam Cement PCL (The), NVDR	13,000	119,063
		1,554,691
Turkey — 0.5%
Haci Omer Sabanci Holding AS	15,922	29,637
KOC Holding AS	13,663	51,863
Turk Hava Yollari AO(b)	9,761	67,614
Turkiye Is Bankasi AS, Class C	61,475	33,148
Turkiye Sise ve Cam Fabrikalari AS	23,268	45,326
Yapi ve Kredi Bankasi AS	46,141	22,696
		250,284
Security	Shares	Value

United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	51,859	$112,812
Abu Dhabi Islamic Bank PJSC	27,753	75,561
Aldar Properties PJSC	72,491	100,503
Emaar Properties PJSC	103,460	173,234
Emirates NBD Bank PJSC	33,792	125,455
Emirates Telecommunications Group Co. PJSC	58,007	364,157
First Abu Dhabi Bank PJSC	73,687	254,646
		1,206,368
Total Common Stocks — 97.9%
(Cost: $51,361,605)		50,811,153

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	88,575	270,790
Cia. Energetica de Minas Gerais, Preference Shares, NVS	23,223	53,556
Gerdau SA, Preference Shares, NVS	20,890	98,700
Itau Unibanco Holding SA, Preference Shares, NVS	80,804	419,366
		842,412
Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,192	141,261

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	8,795	51,308

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	144	39,142

Total Preferred Stocks — 2.1%
(Cost: $998,784)		1,074,123

Total Long-Term Investments — 100.0%
(Cost: $52,360,389)		51,885,276

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	21,711	21,715

Total Short-Term Securities — 0.0%
(Cost: $21,717)		21,715

Total Investments — 100.0%
(Cost: $52,382,106)		51,906,991

Liabilities in Excess of Other Assets — (0.0)%		(17,877)

Net Assets — 100.0%		$51,889,114

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$116,900	$—		$(95,087	)(a)	$(85)	$(13)	$21,715	21,711	$2,022	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	2,686		1
						$(85)	$(13)	$21,715		$4,708		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	06/16/23	$48	$(402)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,012,306	$44,798,803	$44	$50,811,153
Preferred Stocks	1,034,981	39,142	—	1,074,123

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$21,715	$—	$—	$21,715
	$7,069,002	$44,837,945	$44	$51,906,991
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(402)	$—	$—	$(402)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company